Annual Operating Expenses - FidelitySAITotalBondFund-PRO - FidelitySAITotalBondFund-PRO - Fidelity SAI Total Bond Fund - Fidelity SAI Total Bond Fund	Oct. 30, 2023
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.30%